Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Liabilities But Available for Offset in Event of Default (Detail) - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Offsetting [Abstract]
Derivative liabilities Gross recognized liabilities	$ 10,506	$ 2,761
Repurchase agreements Gross recognized liabilities	1,432	1,575
Securities loaned Gross recognized liabilities	120	169
Total Gross recognized liabilities	12,058	4,505
Derivative liabilities Gross amounts liabilities offset in consolidated balance sheet	(4,551)	(1,589)
Total Gross amounts liabilities offset in consolidated balance sheet	(4,551)	(1,589)
Derivative liabilities Net amounts liabilities presented in consolidated balance sheet	5,955	1,172
Repurchase agreements Net amounts liabilities presented in consolidated balance sheet	1,432	1,575
Securities loaned Net amounts liabilities presented in consolidated balance sheet	120	169
Total Net amounts liabilities presented in consolidated balance sheet	7,507	2,916
Derivative liabilities Gross financial instrument liability amounts not offset in consolidated balance sheet	(231)	(142)
Repurchase agreements Gross financial instrument liability amounts not offset in consolidated balance sheet	(102)	(249)
Total Gross financial instrument liability amounts not offset in consolidated balance sheet	(333)	(391)
Repurchase agreements Gross collateral pledged amounts not offset in consolidated balance sheet	(1,325)	(1,326)
Securities loaned Gross collateral pledged amounts not offset in consolidated balance sheet	(118)	(167)
Total Gross collateral pledged amounts not offset in consolidated balance sheet	(1,443)	(1,493)
Derivative liabilities Net Amount	5,724	1,030
Repurchase agreements Net Amount	5
Securities loaned Net Amount	2	2
Total Net Amount Liabilities	$ 5,731	$ 1,032